INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 158,409	$ 109,253	$ 56,496
Statutory tax expenses	19,009	13,110	6,780
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	335	88	130
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(1,131)	(448)	(199)
Change in tax reserve for uncertain tax positions	(51)	(713)	1,806
Effect of foreign operations taxed at various rates	3,477	3,249	1,381
Foreign Derived Intangible Income benefit	(2,483)	(1,785)	(526)
Tax credits	(1,640)	(1,592)	(1,526)
Trapped Profits agreement net effect	0	3,716	0
Adjustments for previous year's tax	(172)	(113)	249
Change in valuation allowance	692	601	413
Other	160	39	81
Total reconciling items	(813)	3,042	1,809
Income tax expenses (Note 15)	$ 18,196	$ 16,152	$ 8,589